Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2022
Land and Land Improvements [Abstract]
Summary of Land Use Rights And Related Accumulated Amortization
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2021	2022
Land use rights	620,065	2,822,757
Less: Accumulated amortization	(24,594)	(74,903)

Total land use rights, net	595,471	2,747,854